Compensation Arrangements Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified			2 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended
	May 04, 2012 CVR Energy, Inc. [Member] cash_contingent_payments	Dec. 31, 2011 Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Jun. 30, 2012 Energy Segment [Member] CVR Energy, Inc. [Member]	May 04, 2012 Energy Segment [Member] CVR Energy, Inc. [Member] cash_contingent_payments	Mar. 31, 2010 Stock Options [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Jun. 30, 2012 Stock Options [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Dec. 31, 2011 Stock Options [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Dec. 31, 2010 Stock Options [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Dec. 31, 2009 Stock Options [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Jun. 30, 2012 Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Jun. 30, 2012 Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Dec. 31, 2011 Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Dec. 31, 2010 Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Dec. 31, 2009 Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Mar. 23, 2010 Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Jun. 30, 2011 Maximum [Member] Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Jun. 30, 2011 Maximum [Member] Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Dec. 31, 2011 Monte Carlo [Member] Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Dec. 31, 2010 Monte Carlo [Member] Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Dec. 31, 2009 Monte Carlo [Member] Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Mar. 31, 2010 Black Scholes [Member] Stock Options [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Dec. 31, 2009 Black Scholes [Member] Stock Options [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Mar. 23, 2010 Black Scholes [Member] Stock Options [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Mar. 31, 2010 Black Scholes [Member] Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Dec. 31, 2009 Black Scholes [Member] Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]	Mar. 23, 2010 Black Scholes [Member] Deferred Compensation, Share-based Payments [Member] Automotive Segment [Member] Retired President and Chief Executive Officer [Member] Federal-Mogul [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, revised fair value reclassified to equity					$ 27
Compensation expense related to stock options			16			0
Share-based Compensation								4	22
Intrinsic value of stock options							0	5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							0
Stock option black scholes fair value assumption, Exercise price																		$ 19.50	$ 19.50	$ 19.50		$ 19.50	$ 19.50		$ 19.50	$ 19.50
Stock option black scholes fair value assumption, Stock options (number)						4,000,000																2,000,000	2,000,000		2,000,000	2,000,000
stock option fair value, expected volatility																		60.00%	58.00%	61.00%	58.00%	61.00%		58.00%	61.00%
Stock option black scholes fair value assumption, Expected dividend yield																		0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%
Stock option black scholes fair value assumption, Risk-free rate over the extimated expected option life																		0.17%	0.59%	1.47%	1.18%	1.41%		1.18%	1.47%
Stock option black scholes fair value assumption, Expected option life (in years)																		1 year 6 months	2 years	2 years 219 days	2 years 146 days	2 years 6 months		2 years 146 days	2 years 219 days
Stock option, black scholes fair value																		$ 8,000,000	$ 7,000,000	$ 5,000,000	$ 13,700,000	$ 12,000,000		$ 13,700,000	$ 12,200,000
Stock option, black scholes fair value of vested portion of options																		8.0	7.0	0	13.7	9.6		13.7	9.8
Deferred compensation agreement, current liability, gross										10	10
Deferred compensation agreement, number of shares used in cash payout calculation										500,000	500,000
Stock price (in ones)															$ 19.46
Deferred compensation expense										1	1	1	2	3		1	1
Deferred compenstion intrinsic value		10								10	10	10	8
Business Acquisition, Share Price	$ 30			$ 30
Number of cash contingent payment rights (in ones)	1			1
Additional share-based compensation expense from revaluing unvested shares to fair value			12
Unrecognized compensation cost related to restricted shares			$ 23
Options connected to deferred compensation													2,000,000